Derivative on Convertible Notes (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure Of Derivative On Convertible Notes [Abstract]
Disclosure of Detailed Information About Derivative on Convertible Notes
	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Derivative on Convertible Notes	-	1,110	4,112